UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Annual Report

August 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report August 31, 2014

Parametric Emerging Markets Core Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	27

Federal Tax Information	28

Special Meeting of Shareholders	29

Management and Organization	30

Important Notices	33

Parametric Emerging Markets Core Fund

August 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended August 31, 2014, emerging-market equities were generally characterized by dramatic price swings and volatility, along with country-specific themes such as political unrest, inflationary pressures and fiscal challenges.

The 12-month period started with investors becoming increasingly pessimistic toward the emerging-market asset class as a whole. This was partially a side effect of emerging-market equity returns generally trailing those of the developed markets from the beginning of 2013 through the Fund’s inception date. Furthermore, by the end of 2013, there was a widely held perception that emerging economies were overly reliant on cheap capital via the easing actions of the U.S. Federal Reserve, and that these economies’ growth potential would likely be severely curtailed in a more normalized interest-rate environment. Early in 2014, the negative news continued to mount, with Russia’s seizure of Crimea and reports of economic malaise in China and Brazil. In mid-2014, however, a string of positive events drove emerging markets higher, with economic growth seemingly back on track in China, encouraging election results in India, apparent progress toward a resolution of the crisis in Ukraine and optimism regarding the prospect of new leadership coming out of Brazil’s impending elections.

Fund Performance

For the period from the Fund’s inception on September 25, 2013 through August 31, 2014, Parametric Emerging Markets Core Fund (the Fund) had a total return of 9.94% for Investor Class shares at net asset value (NAV), slightly underperforming the Fund’s benchmark, the MSCI Emerging Markets Index2 (the Index), which had a total return of 10.43% for the same period.

The largest detractor from the Fund’s performance relative to the Index was its underweight position in Taiwan, whose equity market rallied during the period due to healthy demand from the developed world for its telecommunication and information technology products. The Fund’s overweight positions in Chile and Hungary also hurt Fund performance versus the Index over this time period.

The largest contributors to the Fund’s performance versus the Index were its out-of-Index positions in the United Arab Emirates and Qatar, whose equity markets rose over the period, driven primarily by a rally in real estate and financial stocks. In addition, the Fund’s overweight position in Greece benefited performance relative to the Index. Greek equities generally rallied during the period, as the country’s market approached its official index reclassification from developed-market to emerging-market status.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and prin-cipal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current perfor-mance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

August 31, 2014

Performance2,3

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	—	—	9.94%
Institutional Class at NAV	09/25/2013	09/25/2013	—	—	10.20
MSCI Emerging Markets Index	—	—	19.98%	7.90%	10.43%

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				1.49%	1.24%
Net				1.15	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in the Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	09/25/2013	$55,098	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Core Fund

August 31, 2014

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

MTN Group, Ltd.	1.3%

America Movil SAB de CV ADR, Series L	1.3

China Mobile, Ltd.	1.2

Samsung Electronics Co., Ltd.	1.2

OAO Gazprom ADR	1.0

Naspers, Ltd., Class N	0.9

Petroleo Brasileiro SA, PFC Shares	0.9

Taiwan Semiconductor Manufacturing Co., Ltd.	0.8

Sberbank of Russia ADR	0.8

Tencent Holdings, Ltd.	0.7
Total	10.1%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Core Fund

August 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Core Fund

August 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 – August 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,132.00	$6.18	**	1.15%
Institutional Class	$1,000.00	$1,132.90	$4.84	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.40	$5.85	**	1.15%
Institutional Class	$1,000.00	$1,020.70	$4.58	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments

Common Stocks — 93.5%

Security	Shares	Value

Brazil — 7.9%
AES Tiete SA, PFC Shares	500	$4,494
All America Latina Logistica SA (Units)	1,500	5,528
AMBEV SA ADR	6,900	50,296
Banco Bradesco SA, PFC Shares	3,700	67,504
Banco do Brasil SA	1,300	20,320
Banco Santander Brasil SA	1,200	8,288
BB Seguridade Participacoes SA	700	11,176
BM&F Bovespa SA	2,300	13,871
BR Malls Participacoes SA	700	7,277
BR Properties SA	1,000	6,656
BRF-Brasil Foods SA ADR	1,100	29,326
Centrais Eletricas Brasileiras SA ADR	1,900	6,973
CETIP SA – Mercados Organizados	500	7,293
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	5,089
Cia de Concessoes Rodoviarias SA (CCR)	3,400	30,772
Cia de Saneamento Basico do Estado de Sao Paulo	900	8,600
Cia de Saneamento de Minas Gerais-COPASA	300	5,361
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	4,370
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	25,935
Cia Energetica de Sao Paulo, Class B, PFC Shares	500	7,078
Cia Hering	300	3,751
Cia Paranaense de Energia-Copel ADR	400	7,120
Cia Siderurgica Nacional SA	1,200	5,264
Cielo SA	2,000	37,489
Cosan SA Industria e Comercio	400	8,309
CPFL Energia SA ADR	300	6,042
Cyrela Brazil Realty SA	600	3,803
EcoRodovias Infraestrutura e Logistica SA	700	4,472
EDP-Energias do Brasil SA	1,000	5,048
Embraer SA	1,600	15,589
Equatorial Energia SA	500	5,874
Estacio Participacoes SA	600	7,969
Fibria Celulose SA ADR(1)	400	4,144
Gerdau SA, PFC Shares	1,300	7,526
Iochpe-Maxion SA	400	3,197
Itau Unibanco Holding SA, PFC Shares	3,630	65,449
Itausa-Investimentos Itau SA, PFC Shares	5,140	25,028
JBS SA	1,700	7,686
Klabin SA, PFC Shares	4,500	4,543
Kroton Educacional SA	548	16,407
Light SA	600	6,594
Localiza Rent a Car SA	400	7,121
Lojas Americanas SA, PFC Shares	1,125	7,961
Lojas Renner SA	200	6,846

Security	Shares	Value

Brazil (continued)
M Dias Branco SA	100	$4,512
Marcopolo SA, PFC Shares	2,100	4,081
Metalurgica Gerdau SA, PFC Shares	500	3,543
MRV Engenharia e Participacoes SA	1,300	5,296
Natura Cosmeticos SA	300	5,496
Oi SA ADR	3,000	2,010
PDG Realty SA Empreendimentos e Participacoes(1)	4,600	3,062
Petroleo Brasileiro SA, PFC Shares	9,100	94,923
Qualicorp SA(1)	500	6,254
Raia Drogasil SA	600	5,843
Randon Participacoes SA, PFC Shares	1,125	3,649
Souza Cruz SA	600	5,618
Telefonica Brasil SA ADR	200	4,280
Telefonica Brasil SA, PFC Shares	1,310	28,002
Tim Participacoes SA	2,100	11,774
Totvs SA	400	7,301
Tractebel Energia SA	300	5,027
Ultrapar Participacoes SA	500	12,886
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	1,000	3,610
Vale SA, PFC Shares	4,700	54,527
Weg SA	910	11,379

		$882,512

Chile — 3.4%
AES Gener SA	17,883	$9,204
Aguas Andinas SA, Series A	13,740	8,594
Antarchile SA, Series A	1,700	22,888
Banco de Chile ADR	245	18,059
Banco de Credito e Inversiones	220	12,129
Banco Santander Chile SA ADR	800	19,088
Cap SA	380	4,565
Cencosud SA	3,560	10,678
Cia Cervecerias Unidas SA ADR	200	4,330
Cia General de Electricidad SA	1,500	7,030
Colbun SA	36,400	9,505
Corpbanca SA ADR	1,250	23,450
Embotelladora Andina SA, Series A ADR	300	4,935
Embotelladora Andina SA, Series B ADR	180	3,512
Empresa Nacional de Electricidad SA ADR	350	16,083
Empresa Nacional de Telecommunicaciones SA	560	6,485
Empresas CMPC SA	5,960	15,032
Empresas Copec SA	3,510	44,686
Enersis SA ADR	1,720	29,085
Latam Airlines Group SA ADR	1,037	12,859
Parque Arauco SA	4,808	8,809
Quinenco SA	3,270	7,050

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
S.A.C.I. Falabella	5,230	$39,397
Sigdo Koppers SA	4,680	7,418
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	14,785
Sonda SA	4,030	9,409
Vina Concha y Toro SA ADR	200	7,692

		$376,757

China — 11.8%
AAC Technologies Holdings, Inc.	1,000	$6,515
Agricultural Bank of China, Ltd., Class H	22,000	10,187
Air China, Ltd., Class H	8,000	4,933
Aluminum Corp. of China, Ltd., Class H(1)	14,000	5,964
Anhui Conch Cement Co., Ltd., Class H	2,000	7,233
Baidu, Inc. ADR(1)	300	64,356
Bank of China, Ltd., Class H	60,000	27,779
Bank of Communications, Ltd., Class H	7,000	5,093
BBMG Corp., Class H	7,000	5,191
Beijing Enterprises Holdings, Ltd.	500	4,308
Belle International Holdings, Ltd.	8,000	10,228
Brilliance China Automotive Holdings, Ltd.	12,000	22,141
BYD Co., Ltd., Class H(1)	1,000	7,100
China Bluechemical, Ltd., Class H	8,000	3,922
China Cinda Asset Management, Co., Ltd., Class H(1)	32,000	16,301
China CITIC Bank Corp., Ltd., Class H	9,000	5,675
China Coal Energy Co., Class H	8,000	4,862
China Communications Construction Co., Ltd., Class H	7,000	5,099
China Communications Services Corp., Ltd., Class H	8,000	3,849
China Construction Bank Corp., Class H	79,000	58,593
China COSCO Holdings Co., Ltd., Class H(1)	11,500	4,909
China Everbright International, Ltd.	6,000	8,213
China Gas Holdings, Ltd.	10,000	17,804
China Life Insurance Co., Ltd., Class H	6,000	17,226
China Longyuan Power Group Corp., Class H	5,000	5,404
China Medical System Holdings, Ltd.	4,000	5,793
China Mengniu Dairy Co., Ltd.	4,000	18,517
China Merchants Bank Co., Ltd., Class H	4,000	7,624
China Merchants Holdings (International) Co., Ltd.	2,000	6,604
China Minsheng Banking Corp., Ltd., Class H	6,000	5,634
China Mobile, Ltd.	10,500	130,400
China National Building Material Co., Ltd., Class H	6,000	5,507
China Oilfield Services, Ltd., Class H	2,000	5,892
China Overseas Land & Investment, Ltd.	4,000	11,245
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	6,750
China Petroleum & Chemical Corp., Class H	50,000	50,563
China Railway Construction Corp., Class H	4,500	4,313
China Railway Group, Ltd., Class H	9,000	4,642

Security	Shares	Value

China (continued)
China Resources Enterprise, Ltd.	2,000	$5,393
China Resources Gas Group, Ltd.	2,000	5,836
China Resources Land, Ltd.	2,000	4,572
China Resources Power Holdings Co., Ltd.	4,000	12,131
China Shenhua Energy Co., Ltd., Class H	4,500	13,005
China State Construction International Holdings, Ltd.	4,000	6,447
China Telecom Corp., Ltd., Class H	26,000	15,974
China Unicom (Hong Kong), Ltd.	8,000	14,220
China Vanke Co., Ltd., Class H	2,600	4,871
Chongqing Changan Automobile Co., Ltd., Class B	3,500	7,226
Citic Pacific, Ltd.	4,000	7,742
CNOOC, Ltd.	25,000	50,106
Cosco Pacific, Ltd.	4,000	5,604
Country Garden Holdings Co.	8,000	3,526
Ctrip.com International, Ltd. ADR(1)	200	12,834
Datang International Power Generation Co., Ltd., Class H	10,000	5,522
Dongfeng Motor Group Co., Ltd., Class H	6,000	11,127
Evergrande Real Estate Group, Ltd.	12,000	5,001
GCL-Poly Energy Holdings, Ltd.(1)	18,000	6,452
Geely Automobile Holdings, Ltd.	10,000	3,841
Great Wall Motor Co., Ltd., Class H	2,000	8,480
Guangdong Investment, Ltd.	6,000	7,244
Guangzhou Automobile Group Co., Ltd., Class H	6,000	6,244
Guangzhou R&F Properties Co., Ltd., Class H	3,200	3,856
Haier Electronics Group Co., Ltd.	3,000	8,615
Hengan International Group Co., Ltd.	1,500	15,973
Huaneng Power International, Inc., Class H	6,000	7,238
Industrial & Commercial Bank of China, Ltd., Class H	92,000	60,884
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	4,208
Jiangsu Expressway Co., Ltd., Class H	4,000	4,551
Jiangxi Copper Co., Ltd., Class H	2,000	3,543
Kingboard Chemical Holdings, Ltd.	2,500	5,159
Kunlun Energy Co., Ltd.	4,000	6,582
Lee & Man Paper Manufacturing, Ltd.	8,000	4,687
Lenovo Group, Ltd.	6,000	9,162
Longfor Properties Co., Ltd.	3,000	3,830
Mindray Medical International, Ltd. ADR	200	6,248
NetEase.com, Inc. ADR	100	8,804
New Oriental Education & Technology Group, Inc. ADR	290	6,615
Nine Dragons Paper Holdings, Ltd.	7,000	5,439
PetroChina Co., Ltd., Class H	40,000	56,838
PICC Property & Casualty Co., Ltd., Class H	4,000	6,629
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,500	12,213
Semiconductor Manufacturing International Corp.(1)	60,000	5,626
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	4,056
Shanghai Industrial Holdings, Ltd.	2,000	6,710

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	$5,340
Shimao Property Holdings, Ltd.	2,000	4,384
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	9,370
SINA Corp.(1)	100	4,618
Sino Biopharmaceutical, Ltd.	8,000	7,366
Sino-Ocean Land Holdings, Ltd.	8,500	4,781
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	7,017
Sinopharm Group Co., Ltd., Class H	5,200	18,173
Sohu.com, Inc.(1)	100	5,906
Sun Art Retail Group, Ltd.	4,500	5,346
Tencent Holdings, Ltd.	5,000	81,379
Tingyi (Cayman Islands) Holding Corp.	4,000	11,203
Tsingtao Brewery Co., Ltd., Class H	1,000	7,609
Want Want China Holdings, Ltd.	12,000	14,840
Weichai Power Co., Ltd., Class H	1,000	4,048
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	7,404
Xinyi Glass Holdings, Ltd.	6,000	3,785
Xinyi Solar Holdings, Ltd.(1)	6,000	1,781
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	6,527
Yanzhou Coal Mining Co., Ltd., Class H	4,000	3,362
Yuexiu Property Co., Ltd.	18,000	3,853
Zhejiang Expressway Co., Ltd., Class H	6,000	6,006
Zijin Mining Group Co., Ltd., Class H	20,000	5,152

		$1,306,483

Colombia — 1.9%
Almacenes Exito SA	1,060	$18,024
Banco de Bogota	316	11,934
Bancolombia SA ADR, PFC Shares	340	21,515
Cementos Argos SA	1,910	11,237
Corporacion Financiera Colombiana SA	500	10,647
Ecopetrol SA ADR	660	22,823
Empresa de Energia de Bogota SA	12,100	10,962
Grupo Argos SA	800	9,905
Grupo Aval Acciones y Valores SA	15,110	11,210
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	11,057
Grupo de Inversiones Suramericana SA	540	12,398
Grupo Nutresa SA	2,220	33,126
Interconexion Electrica SA	2,300	11,615
ISAGEN SA ESP	6,400	9,563

		$206,016

Czech Republic — 1.4%
CEZ AS	2,400	$69,636
Komercni Banka AS	300	69,719

Security	Shares	Value

Czech Republic (continued)
Pegas Nonwovens SA	400	$11,937
Unipetrol AS(1)	1,100	6,559

		$157,851

Greece — 1.8%
Alpha Bank AE(1)	16,107	$14,227
Costamare, Inc.	500	11,215
Diana Shipping, Inc.(1)	830	8,831
DryShips, Inc.(1)	2,000	6,580
Ellaktor SA(1)	2,996	13,743
GasLog, Ltd.	200	5,062
Hellenic Exchanges SA	1,170	10,966
Hellenic Petroleum SA	1,050	7,691
Hellenic Telecommunications Organization SA(1)	1,110	15,934
JUMBO SA(1)	1,243	18,377
Motor Oil (Hellas) Corinth Refineries SA	972	10,504
Mytilineos Holdings SA(1)	1,510	12,315
National Bank of Greece SA(1)	2,716	9,356
OPAP SA	1,233	19,747
Piraeus Bank SA(1)	5,745	11,434
Public Power Corp. SA	930	13,546
Titan Cement Co. SA	385	10,304

		$199,832

Hungary — 1.4%
Magyar Telekom Rt.	13,800	$21,266
MOL Hungarian Oil & Gas Rt.	700	34,500
OTP Bank Rt.	2,900	50,156
Richter Gedeon Nyrt.	3,000	48,238

		$154,160

India — 1.2%
Infosys, Ltd. ADR	980	$58,310
Mahindra & Mahindra, Ltd. GDR	770	17,974
Reliance Industries, Ltd. GDR(2)	1,270	42,257
State Bank of India GDR(3)	170	13,924

		$132,465

Indonesia — 3.8%
Adaro Energy Tbk PT	89,500	$10,076
AKR Corporindo Tbk PT	14,000	6,280
Aneka Tambang Tbk PT	40,500	4,141
Astra International Tbk PT	51,000	33,021
Bank Central Asia Tbk PT	41,000	39,245

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Bank Danamon Indonesia Tbk PT	14,000	$4,487
Bank Mandiri Tbk PT	23,500	20,968
Bank Negara Indonesia Persero Tbk PT	22,000	10,064
Bank Rakyat Indonesia Tbk PT	27,000	25,494
Bhakti Investama Tbk PT	214,500	6,913
Bumi Resources Tbk PT(1)	116,500	1,948
Bumi Serpong Damai Tbk PT	38,500	5,286
Charoen Pokphand Indonesia Tbk PT	23,500	7,728
Global Mediacom Tbk PT	29,500	4,880
Gudang Garam Tbk PT	1,500	6,924
Indo Tambangraya Megah Tbk PT	2,000	4,818
Indocement Tunggal Prakarsa Tbk PT	7,000	14,505
Indofood CBP Sukses Makmur Tbk PT	5,500	4,936
Indofood Sukses Makmur Tbk PT	14,500	8,522
Jasa Marga (Persero) Tbk PT	10,000	5,298
Kalbe Farma Tbk PT	108,300	15,372
Lippo Karawaci Tbk PT	62,500	5,720
Medco Energi Internasional Tbk PT	21,000	6,547
Media Nusantara Citra Tbk PT	19,000	4,556
Pembangunan Perumahan Persero Tbk PT	50,500	10,642
Perusahaan Gas Negara Tbk PT	39,500	19,586
Semen Gresik (Persero) Tbk PT	15,500	21,504
Summarecon Agung Tbk PT	62,500	7,157
Surya Semesta Internusa Tbk PT	78,000	5,401
Tambang Batubara Bukit Asam Tbk PT	5,000	5,713
Telekomunikasi Indonesia Tbk PT	168,500	38,514
Tower Bersama Infrastructure Tbk PT	10,000	6,732
Trada Maritime Tbk PT(1)(8)	37,000	4,669
Unilever Indonesia Tbk PT	3,500	9,286
United Tractors Tbk PT	9,000	17,040
Vale Indonesia Tbk PT	22,500	8,036
Wijaya Karya Persero Tbk PT	30,000	7,361
XL Axiata Tbk PT	13,500	6,869

		$426,239

Kuwait — 1.8%
Agility Public Warehousing Co. KSC	3,780	$11,421
Al-Qurain Petrochemicals Co.	25,000	22,385
Gulf Bank KSCP(1)	15,750	18,818
Kuwait Finance House KSC	7,910	22,508
Kuwait Foods Co. (Americana)	2,500	28,109
Mabanee Co. SAKC	5,250	19,896
Mobile Telecommunications Co.	8,000	18,272
National Bank of Kuwait SAKP	10,500	36,506
National Industries Group Holding(1)	23,100	18,508

		$196,423

Security	Shares	Value

Malaysia — 3.5%
AMMB Holdings Bhd	2,300	$4,874
Astro Malaysia Holdings Bhd	5,400	5,618
Axiata Group Bhd	6,900	15,176
Batu Kawan Bhd	1,500	9,327
Berjaya Sports Toto Bhd	3,888	4,638
British American Tobacco Malaysia Bhd	400	9,139
Bumi Armada Bhd	7,100	6,644
CIMB Group Holdings Bhd	4,700	11,004
Dialog Group Bhd	17,336	9,517
Digi.com Bhd	5,200	9,457
Felda Global Ventures Holdings Bhd	3,700	4,482
Gamuda Bhd	8,000	12,259
Genting Bhd	3,800	11,548
HAP Seng Consolidated Bhd	7,000	8,349
Hong Leong Bank Bhd	1,100	5,025
Hong Leong Financial Group Bhd	1,100	5,946
IHH Healthcare Bhd	3,800	5,882
IJM Corp. Bhd	5,100	10,515
IOI Corp. Bhd	5,000	7,579
IOI Properties Group Bhd(1)	2,499	1,950
KLCCP Stapled Group	2,500	5,249
Kuala Lumpur Kepong Bhd	800	5,591
Lafarge Malayan Cement Bhd	2,700	8,737
Malayan Banking Bhd	5,000	16,023
Malaysia Marine and Heavy Engineering Holdings Bhd	4,200	4,369
Maxis Bhd	3,300	6,859
MISC Bhd	3,100	6,765
Multi-Purpose Holdings Bhd	4,900	4,773
Parkson Holdings Bhd	4,719	4,490
Petronas Chemicals Group Bhd	14,000	27,979
Petronas Dagangan Bhd	1,400	8,932
Petronas Gas Bhd	800	5,784
PPB Group Bhd	1,100	5,157
Public Bank Bhd	2,700	16,515
Resorts World Bhd	5,200	7,440
RHB Capital Bhd	2,000	5,817
Sapurakencana Petroleum Bhd(1)	14,300	19,140
Sime Darby Bhd	10,100	30,313
Telekom Malaysia Bhd	3,200	6,460
Tenaga Nasional Bhd	4,200	16,499
Top Glove Corp. Bhd	2,600	3,950
UEM Land Holdings Bhd	6,200	3,777
UMW Holdings Bhd	1,300	5,099
YTL Corp. Bhd	10,500	5,397
YTL Power International Bhd(1)	9,555	4,517

		$394,561

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Mexico — 7.6%
Alfa SAB de CV, Series A	21,217	$68,502
America Movil SAB de CV ADR, Series L	5,900	144,609
Bolsa Mexicana de Valores SAB de CV	3,200	6,898
Cemex SAB de CV ADR(1)	5,356	70,860
Coca Cola Femsa SAB de CV ADR	140	15,214
Compartamos SAB de CV	4,100	8,823
El Puerto de Liverpool SAB de CV	1,270	14,562
Embotelladoras Arca SAB de CV	2,500	18,353
Empresas ICA SAB de CV(1)	4,500	8,362
Fibra Uno Administracion SA de CV	5,700	20,535
Fomento Economico Mexicano SAB de CV ADR	500	48,455
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	20,902
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	16,582
Grupo Bimbo SAB de CV, Series A	6,800	21,518
Grupo Carso SA de CV, Series A1	2,700	16,518
Grupo Elektra SA de CV	260	7,573
Grupo Financiero Banorte SAB de CV, Class O	9,200	64,859
Grupo Financiero Inbursa SAB de CV, Class O	10,400	31,876
Grupo Financiero Santander Mexico SAB de CV	8,000	24,073
Grupo Mexico SAB de CV, Series B	10,400	37,896
Grupo Televisa SA ADR	1,000	37,070
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	14,903
Industrias Penoles SAB de CV	590	15,024
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	13,693
Mexichem SAB de CV	4,100	17,790
Minera Frisco SAB de CV(1)	3,600	7,270
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	21,026
Wal-Mart de Mexico SAB de CV, Series V	18,600	50,523

		$844,269

Peru — 1.8%
Alicorp SA	9,000	$24,742
Cia de Minas Buenaventura SA ADR	1,000	14,560
Credicorp, Ltd.	370	57,376
Ferreycorp SAA	13,413	8,110
Grana y Montero SAA	5,300	17,384
Intergroup Financial Services Corp.	240	7,524
Luz del Sur SAA	2,800	9,450
Minsur SA	11,260	7,719
Southern Copper Corp.	1,075	35,271
Union Andina de Cementos SAA	6,000	6,708
Volcan Cia Minera SA, Class B	17,440	6,867

		$195,711

Security	Shares	Value

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	8,900	$11,178
Alliance Global Group, Inc.	16,900	9,538
Ayala Corp.	710	11,409
Ayala Land, Inc.	16,000	12,122
Bank of the Philippine Islands	4,747	10,345
BDO Unibank, Inc.	5,410	11,229
International Container Terminal Services, Inc.	4,940	12,794
Jollibee Foods Corp.	2,760	11,395
Metropolitan Bank & Trust Co.	2,340	4,613
Petron Corp.	33,700	9,017
Philippine Long Distance Telephone Co.	340	26,709
Puregold Price Club, Inc.	10,600	8,802
Semirara Mining & Power Co.	1,750	16,256
SM Investments Corp.	800	14,168
SM Prime Holdings, Inc.	24,800	9,208
Universal Robina Corp.	4,780	17,815

		$196,598

Poland — 3.3%
Asseco Poland SA	1,570	$20,739
Bank Handlowy w Warszawie SA	220	7,851
Bank Millennium SA(1)	3,150	7,899
Bank Pekao SA	530	29,889
Bank Zachodni WBK SA	55	6,379
BRE Bank SA	70	10,164
Cyfrowy Polsat SA	1,700	13,597
Eurocash SA	1,060	11,417
Getin Noble Bank SA(1)	6,750	5,489
Grupa Azoty SA	200	4,684
Jastrzebska Spolka Weglowa SA	190	1,989
KGHM Polska Miedz SA	490	20,195
LPP SA	10	26,595
Lubelski Wegiel Bogdanka SA	140	5,104
NG2 SA	180	6,698
Orange Polska SA	6,660	22,359
Polish Oil & Gas	5,950	9,087
Polska Grupa Energetyczna SA	5,970	40,660
Polski Koncern Naftowy Orlen SA	1,100	13,578
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	40,297
Powszechny Zaklad Ubezpieczen SA	230	33,725
Synthos SA	3,160	4,548
Tauron Polska Energia SA	10,610	16,571
TVN SA	1,318	5,779

		$365,293

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Qatar — 1.7%
Doha Bank, Ltd.	1,370	$22,964
Industries Qatar	490	26,103
Masraf Al Rayan	2,100	30,009
Ooredoo QSC	560	17,588
Qatar Electricity & Water Co.	528	24,848
Qatar Gas Transport Co., Ltd. (NAKILAT)	4,990	32,213
Qatar Islamic Bank	1,120	36,639

		$190,364

Russia — 6.5%
Federal Hydrogenerating Co. JSC ADR	13,220	$24,406
Globaltrans Investment PLC GDR(3)	780	7,137
LUKOIL OAO ADR	1,250	69,387
Magnit OJSC	280	68,815
Mail.ru Group, Ltd. GDR(3)	660	17,729
MegaFon OAO GDR(3)	510	14,434
MMC Norilsk Nickel ADR	1,990	39,002
Mobile TeleSystems OJSC	6,200	47,836
NovaTek OAO GDR(3)	170	17,109
Novolipetsk Steel GDR	440	6,292
OAO Gazprom ADR	14,780	105,696
PIK Group GDR(1)(3)	3,900	10,300
Polymetal International PLC	500	4,505
Polyus Gold International, Ltd.(1)	5,920	18,626
Rosneft Oil Co. GDR(1)(3)	2,470	15,081
Sberbank of Russia ADR	10,350	84,521
Severstal OAO GDR	615	5,935
Sistema JSFC(1)	20,540	20,958
Surgutneftegas OJSC ADR	2,220	15,371
Surgutneftegas OJSC, PFC Shares	19,130	14,153
Tatneft ADR	570	21,171
Uralkali OJSC GDR(3)	1,060	19,778
VimpelCom, Ltd. ADR	1,300	11,076
VTB Bank OJSC GDR(3)	8,870	18,483
X5 Retail Group NV GDR(1)(3)	770	14,589
Yandex NV, Class A(1)	1,100	31,274

		$723,664

South Africa — 7.1%
AECI, Ltd.	410	$4,727
African Rainbow Minerals, Ltd.	280	4,780
Anglo Platinum, Ltd.(1)	150	6,255
AngloGold Ashanti, Ltd.(1)	920	15,656
Aspen Pharmacare Holdings, Ltd.	560	16,076
Assore, Ltd.	120	3,541

Security	Shares	Value

South Africa (continued)
AVI, Ltd.	840	$4,808
Barclays Africa Group, Ltd.	710	11,090
Barloworld, Ltd.	1,160	11,024
Bidvest Group, Ltd. (The)	1,270	33,525
Capital Property Fund	4,670	5,232
Coronation Fund Managers, Ltd.	730	6,854
DataTec, Ltd.	1,300	6,536
Discovery Holdings, Ltd.	820	7,562
FirstRand, Ltd.	4,690	19,023
Foschini, Ltd.	460	4,971
Gold Fields, Ltd.	1,860	8,872
Grindrod, Ltd.	2,010	4,665
Growthpoint Properties, Ltd.	2,780	6,570
Hosken Consolidated Investments, Ltd.	500	7,878
Impala Platinum Holdings, Ltd.	1,260	11,405
Imperial Holdings, Ltd.	400	7,153
Investec, Ltd.	760	6,859
Kumba Iron Ore, Ltd.	150	4,497
Kumba Resources, Ltd.	370	5,251
Life Healthcare Group Holdings, Ltd.	2,100	8,817
Massmart Holdings, Ltd.	280	3,437
Mediclinic International, Ltd.	680	5,897
MMI Holdings, Ltd.	2,370	6,112
Mondi, Ltd.	330	5,644
Mr. Price Group, Ltd.	420	8,071
MTN Group, Ltd.	6,420	145,223
Murray & Roberts Holdings, Ltd.(1)	2,770	6,861
Nampak, Ltd.	1,560	6,242
Naspers, Ltd., Class N	780	99,491
Nedbank Group, Ltd.	390	8,393
Netcare, Ltd.	2,470	7,481
PPC, Ltd.	1,620	5,050
Redefine Properties, Ltd.	6,150	5,512
Remgro, Ltd.	860	19,648
Reunert, Ltd.	1,110	6,879
RMB Holdings, Ltd.	1,540	8,089
RMI Holdings	1,790	5,671
Sanlam, Ltd.	3,380	20,941
Sasol, Ltd.	1,120	65,092
Shoprite Holdings, Ltd.	690	9,562
Spar Group, Ltd.	390	4,763
Standard Bank Group, Ltd.	2,250	29,149
Steinhoff International Holdings, Ltd.	3,060	15,087
Tiger Brands, Ltd.	360	10,390
Trencor, Ltd.	730	4,997
Truworths International, Ltd.	910	6,356

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Vodacom Group (Pty), Ltd.	1,240	$14,955
Wilson Bayly Holmes-Ovcon, Ltd.	480	6,242
Woolworths Holdings, Ltd.	1,220	9,100

		$783,962

South Korea — 7.3%
AMOREPACIFIC Corp.	10	$20,810
BS Financial Group, Inc.	440	7,293
E-Mart Co., Ltd.	50	12,036
GS Holdings Corp.	190	8,069
Hana Financial Group, Inc.	470	19,739
Hanwha Chemical Corp.	360	5,826
Hanwha Corp.	150	4,477
Honam Petrochemical Corp.	30	4,842
Hynix Semiconductor, Inc.(1)	550	24,657
Hyosung Corp.	80	6,188
Hyundai Engineering & Construction Co., Ltd.	120	7,569
Hyundai Glovis Co., Ltd.	60	17,907
Hyundai Heavy Industries Co., Ltd.	50	7,109
Hyundai Mobis Co., Ltd.	70	20,306
Hyundai Motor Co.	170	39,079
Hyundai Steel Co.	120	8,966
Industrial Bank of Korea	490	8,511
KB Financial Group, Inc.	600	24,497
Kia Motors Corp.	300	18,116
Korea Electric Power Corp.	630	26,352
Korea Investment Holdings Co., Ltd.	130	6,530
Korea Zinc Co., Ltd.	30	12,447
KT Corp.	360	12,440
KT&G Corp.	180	16,860
Kwangju Bank(1)	45	504
Kyongnam Bank(1)	69	926
LG Chem, Ltd.	90	23,942
LG Corp.	160	11,195
LG Display Co., Ltd.(1)	330	11,409
LG Electronics, Inc.	200	14,920
LG Household & Health Care, Ltd.	20	10,125
Lotte Shopping Co., Ltd.	30	9,826
Macquarie Korea Infrastructure Fund	930	6,366
Naver Corp.	30	22,780
OCI Co., Ltd.(1)	40	5,744
POSCO	145	47,942
S-Oil Corp.	90	4,159
Samsung C&T Corp.	170	12,517
Samsung Electro-Mechanics Co., Ltd.	100	5,418
Samsung Electronics Co., Ltd.	105	127,847

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co., Ltd.	60	$16,429
Samsung Heavy Industries Co., Ltd.	230	6,188
Samsung Life Insurance Co., Ltd.	230	24,151
Samsung SDI Co., Ltd.	94	14,059
Samsung Securities Co., Ltd.	150	7,338
Shinhan Financial Group Co., Ltd.	710	36,781
SK Holdings Co., Ltd.	40	6,336
SK Innovation Co., Ltd.	100	9,287
SK Telecom Co., Ltd.	100	27,023
Woori Finance Holdings Co., Ltd.(1)	595	8,076

		$811,914

Taiwan — 7.3%
Advanced Semiconductor Engineering, Inc.	12,000	$15,088
Asia Cement Corp.	7,140	9,797
Asustek Computer, Inc.	1,000	10,465
AU Optronics Corp.(1)	25,000	12,450
Catcher Technology Co., Ltd.	2,000	20,287
Cathay Financial Holding Co., Ltd.	11,210	19,136
Chailease Holding Co., Ltd.	2,200	5,960
Chang Hwa Commercial Bank, Ltd.	9,180	5,714
Cheng Shin Rubber Industry Co., Ltd.	6,000	13,851
China Development Financial Holding Corp.	23,000	7,777
China Life Insurance Co., Ltd.	6,270	5,825
China Steel Corp.	24,480	21,141
Chunghwa Telecom Co., Ltd.	10,000	31,153
Compal Electronics, Inc.	13,000	11,555
CTBC Financial Holding Co., Ltd.	20,000	14,564
Delta Electronics, Inc.	3,000	21,093
E.Sun Financial Holding Co., Ltd.	10,694	7,035
Far Eastern New Century Corp.	9,180	9,852
Far EasTone Telecommunications Co., Ltd.	6,000	12,779
First Financial Holding Co., Ltd.	11,770	7,287
Formosa Chemicals & Fibre Corp.	7,000	17,433
Formosa Petrochemical Corp.	4,000	10,099
Formosa Plastics Corp.	9,000	23,345
Fubon Financial Holding Co., Ltd.	10,000	16,332
Giant Manufacturing Co., Ltd.	2,000	16,643
Hon Hai Precision Industry Co., Ltd.	14,560	49,803
Hotai Motor Co., Ltd.	1,000	14,069
HTC Corp.	2,000	9,208
Hua Nan Financial Holdings Co., Ltd.	11,330	7,034
Innolux Corp.	22,577	11,480
Inventec Co., Ltd.	10,000	7,867
Kenda Rubber Industrial Co., Ltd.	3,210	6,837
Lite-On Technology Corp.	6,030	10,001

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
MediaTek, Inc.	2,000	$33,426
Mega Financial Holding Co., Ltd.	11,875	10,246
Merida Industry Co., Ltd.	2,100	15,464
Nan Ya Plastics Corp.	11,000	25,961
Pou Chen Corp.	11,000	12,735
President Chain Store Corp.	2,000	15,158
Quanta Computer, Inc.	6,000	16,945
Ruentex Industries, Ltd.	2,190	5,317
Shin Kong Financial Holding Co., Ltd.	15,000	4,897
Siliconware Precision Industries Co., Ltd.	8,000	11,796
SinoPac Financial Holdings Co., Ltd.	14,050	6,422
Taishin Financial Holdings Co., Ltd.	13,830	7,032
Taiwan Cement Corp.	8,000	12,726
Taiwan Cooperative Financial Holding Co., Ltd.	10,500	5,868
Taiwan Fertilizer Co., Ltd.	2,000	3,794
Taiwan Mobile Co., Ltd.	5,000	15,934
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	91,944
Uni-President Enterprises Corp.	13,780	25,225
United Microelectronics Corp.	26,000	11,898
Yuanta Financial Holding Co., Ltd.	15,375	8,283
Yulon Motor Co., Ltd.	6,000	9,640

		$813,671

Thailand — 3.9%
Advanced Info Service PCL(4)	5,400	$35,358
Airports of Thailand PCL(4)	1,700	12,617
Bangkok Bank PCL(4)	1,500	9,626
Bangkok Dusit Medical Services PCL(4)	17,000	10,382
Bank of Ayudhya PCL NVDR	8,000	12,588
BEC World PCL(4)	4,700	6,990
Berli Jucker PCL(4)	4,800	7,215
Big C Supercenter PCL NVDR	1,000	7,514
BTS Group Holdings PCL(4)	25,200	7,616
Central Pattana PCL(4)	5,500	8,319
Charoen Pokphand Foods PCL(4)	13,800	12,746
CP ALL PCL(4)	16,300	24,244
Delta Electronics (Thailand) PCL(4)	4,800	9,772
Glow Energy PCL (4)	2,000	5,489
Hana Microelectronics PCL(4)	8,200	9,949
Home Product Center PCL(4)	21,334	7,014
Indorama Ventures PCL(4)	9,600	8,117
Intouch Holdings PCL NVDR	5,300	11,410
IRPC PCL(4)	63,400	6,590
Kasikornbank PCL(4)	4,100	29,014
Krung Thai Bank PCL(4)	13,500	9,933
Minor International PCL(4)	9,100	10,043

Security	Shares	Value

Thailand (continued)
PTT Exploration & Production PCL(4)	4,320	$22,247
PTT Global Chemical PCL(4)	4,720	9,166
PTT PCL(4)	2,600	26,144
Siam Cement PCL(4)	900	12,400
Siam Commercial Bank PCL(4)	5,680	33,258
Sino Thai Engineering & Construction PCL(4)	8,600	6,869
Thai Beverage PCL(4)	40,000	22,727
Thai Oil PCL(4)	2,500	4,052
TMB Bank PCL(4)	91,700	8,728
Total Access Communication PCL NVDR	2,800	9,563
True Corp. PCL(1)(4)	46,398	16,722

		$434,422

Turkey — 3.5%
Akbank TAS	5,450	$20,777
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	16,047
Arcelik AS	1,350	8,088
Aygaz AS	750	3,331
BIM Birlesik Magazalar AS	1,200	28,196
Coca-Cola Icecek AS	510	12,025
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	12,174
Enka Insaat ve Sanayi AS	1,958	4,903
Eregli Demir ve Celik Fabrikalari TAS	17,580	34,177
Ford Otomotiv Sanayi AS	350	4,617
Haci Omer Sabanci Holding AS	4,000	18,517
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	13,330	13,989
KOC Holding AS	2,420	12,362
Koza Altin Isletmeleri AS	500	5,369
Petkim Petrokimya Holding AS(1)	4,650	7,407
TAV Havalimanlari Holding AS	1,100	9,141
Tekfen Holding AS	2,900	7,288
Tofas Turk Otomobil Fabrikasi AS	750	4,616
Tupras-Turkiye Petrol Rafinerileri AS	1,240	29,115
Turk Hava Yollari Anonim Ortakligi (THY) AS	2,870	9,099
Turk Sise ve Cam Fabrikalari AS	3,041	4,107
Turk Telekomunikasyon AS	3,050	8,833
Turk Traktor ve Ziraat Makineleri AS	180	6,115
Turkcell Iletisim Hizmetleri AS(1)	5,230	30,686
Turkiye Garanti Bankasi AS	6,150	24,086
Turkiye Halk Bankasi AS	1,700	12,470
Turkiye Is Bankasi	3,980	10,278
Turkiye Vakiflar Bankasi TAO	5,920	13,639
Ulker Gida Sanayi ve Ticaret AS	520	3,846
Yapi ve Kredi Bankasi AS	3,250	7,235
Yazicilar Holding AS	700	6,316

		$388,849

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

United Arab Emirates — 1.8%
Air Arabia (PJSC)	61,500	$23,148
Arabtec Holding Co.(1)	17,738	22,816
DP World, Ltd.	1,500	28,220
Emaar Properties (PJSC)	15,477	43,272
First Gulf Bank (PJSC)	8,580	42,715
National Bank of Abu Dhabi (PJSC)	10,010	38,223

		$198,394

Total Common Stocks (identified cost $9,771,863)		$10,380,410

Equity-Linked Securities(2)(5) — 6.1%

Security	Maturity Date	Shares	Value

India — 6.1%
ACC, Ltd.	6/30/16	290	$7,153
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	8,834
Aditya Birla Nuvo, Ltd.	6/30/16	260	6,246
Ambuja Cements, Ltd.	10/30/15	1,660	5,659
Asian Paints, Ltd.	3/10/16	710	7,323
Axis Bank, Ltd.	3/10/16	400	2,626
Axis Bank, Ltd.	7/21/17	1,600	10,503
Bajaj Auto, Ltd.	11/16/15	320	11,944
Bank of Baroda	6/30/16	320	4,608
Bharat Petroleum Corp., Ltd.	6/30/16	490	5,622
Bharti Airtel, Ltd.	3/10/16	4,440	27,132
Cairn India, Ltd.	6/13/16	1,130	6,092
Cipla, Ltd.	3/10/16	1,530	13,001
Coal India, Ltd.	12/15/15	780	4,590
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	12,665
Federal Bank, Ltd.	6/30/16	2,660	5,308
GAIL India, Ltd.	3/10/16	1,830	13,409
HCL Technologies, Ltd.	9/15/16	660	17,786
HDFC Bank, Ltd.	3/10/16	1,690	23,558
Hero MotoCorp, Ltd.	12/15/15	310	13,344
Hindustan Unilever, Ltd.	3/10/16	1,730	21,225
Housing Development Finance Corp., Ltd.	3/10/16	2,270	40,306
ICICI Bank, Ltd.	8/1/16	770	19,809
Idea Cellular, Ltd.	3/10/16	4,850	12,976
IDFC, Ltd.	9/15/16	3,450	8,224
Indian Oil Corp., Ltd.	3/10/16	1,430	8,493
IndusInd Bank, Ltd.	3/10/16	810	7,836
ITC, Ltd.	9/15/16	4,700	27,595
Jindal Steel & Power, Ltd.	3/10/16	1,260	4,851
JSW Steel, Ltd.	6/30/16	190	3,905

Security	Maturity Date	Shares	Value

India (continued)
Kotak Mahindra Bank, Ltd.	9/15/16	690	$11,830
Larsen & Toubro, Ltd.	6/30/16	530	13,369
NMDC, Ltd.	12/15/15	2,530	7,089
NTPC, Ltd.	3/10/16	8,300	18,845
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	20,559
Oil India, Ltd.	3/10/16	670	6,813
Piramal Enterprises, Ltd.	3/10/16	910	10,363
Power Finance Corp.	8/1/16	1,380	5,703
Power Grid Corp. of India, Ltd.	3/10/16	6,680	14,262
Punj Lloyd, Ltd.	6/30/16	13,560	8,235
Reliance Communications, Ltd.	3/10/16	3,990	7,648
Reliance Infrastructure, Ltd.	3/10/16	1,080	12,480
Sesa Sterlite, Ltd.	6/30/16	2,125	9,732
Shriram Transport Finance Co., Ltd.	6/30/16	520	7,769
Steel Authority of India, Ltd.	6/30/16	2,840	3,804
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	28,266
Tata Consultancy Services, Ltd.	9/15/16	1,370	57,104
Tata Motors, Ltd.	9/28/16	1,900	16,485
Tata Power Co., Ltd.	3/10/16	6,213	8,891
Tata Steel, Ltd.	6/30/16	430	3,646
Tech Mahindra, Ltd.	7/5/16	230	8,981
UltraTech Cement, Ltd.	3/10/16	170	7,164
United Spirits, Ltd.	9/15/16	360	14,266
Wipro, Ltd.	9/15/16	1,320	12,330

Total Equity-Linked Securities (identified cost $502,824)			$678,257

Rights(1) — 0.0%(6)

Security	Shares	Value

Bumi Resources Tbk PT, Exp. 9/1/14	180,575	$15

Total Rights (identified cost $0)		$15

Warrants(1) — 0.0%

Security	Shares	Value
Indorama Ventures PCL, Exp. 8/24/17, Strike THB 36.00	960	$0
Indorama Ventures PCL, Exp. 8/24/18, Strike THB 43.00	738	0

Total Warrants (identified cost $0)		$0

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Portfolio of Investments — continued

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)	$34	$33,568

Total Short-Term Investments (identified cost $33,568)		$33,568

Total Investments — 99.9% (identified cost $10,308,255)		$11,092,250

Other Assets, Less Liabilities — 0.1%		$14,920

Net Assets — 100.0%		$11,107,170

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
THB	–	Thai Baht

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2014, the aggregate value of these securities is $720,514 or 6.5% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At August 31, 2014, the aggregate value of these securities is $148,564 or 1.3% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	22.2%	$2,465,070
Hong Kong Dollar	10.6	1,178,963
New Taiwan Dollar	7.3	813,671
South Korean Won	7.3	811,914
South African Rand	7.1	783,962
Brazilian Real	7.0	772,321
Mexican Peso	4.8	528,061
Indonesian Rupiah	3.8	426,254
Thai Baht	3.7	411,695
Malaysian Ringgit	3.5	394,561
New Turkish Lira	3.5	388,849
Polish Zloty	3.3	365,293
Chilean Peso	2.0	222,879
Philippine Peso	1.8	196,598
Kuwaiti Dinar	1.8	196,423
Qatari Riyal	1.7	190,364
United Arab Emirates Dirham	1.5	170,174
Euro	1.5	168,144
Colombian Peso	1.5	161,678
Czech Koruna	1.4	157,851
Hungarian Forint	1.4	154,160
Other currency, less than 1% each	1.2	133,365

Total Investments	99.9%	$11,092,250

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.1%	$2,792,012
Materials	10.3	1,145,838
Energy	10.1	1,121,576
Industrials	9.8	1,090,687
Telecommunication Services	9.8	1,087,937
Information Technology	9.5	1,055,943
Consumer Staples	8.9	981,929
Consumer Discretionary	8.5	939,105
Utilities	5.4	597,624
Health Care	2.2	246,031
Short-Term Investments	0.3	33,568

Total Investments	99.9%	$11,092,250

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Statement of Assets and Liabilities

Assets	August 31, 2014
Unaffiliated investments, at value (identified cost, $10,274,687)	$11,058,682
Affiliated investment, at value (identified cost, $33,568)	33,568
Cash	155
Foreign currency, at value (identified cost, $51,758)	51,613
Dividends receivable	17,877
Interest receivable from affiliated investment	4
Receivable for Fund shares sold	350
Tax reclaims receivable	398
Receivable from affiliates	36,993
Total assets	$11,199,640

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$6,994
Distribution and service fees	20
Accrued foreign capital gains taxes	61
Accrued expenses	85,395
Total liabilities	$92,470
Net Assets	$11,107,170

Sources of Net Assets
Paid-in capital	$10,093,075
Accumulated net realized gain	88,819
Accumulated undistributed net investment income	141,534
Net unrealized appreciation	783,742
Total	$11,107,170

Investor Class Shares
Net Assets	$97,013
Shares Outstanding	8,835
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.98

Institutional Class Shares
Net Assets	$11,010,157
Shares Outstanding	1,000,810
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.00

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Statement of Operations

Investment Income	Period Ended August 31, 2014(1)
Dividends (net of foreign taxes, $28,911)	$254,035
Interest allocated from affiliated investment	166
Expenses allocated from affiliated investment	(22)
Total investment income	$254,179

Expenses
Investment adviser and administration fee	$71,604
Distribution and service fees
Investor Class	124
Trustees’ fees and expenses	954
Custodian fee	99,848
Transfer and dividend disbursing agent fees	465
Legal and accounting services	64,624
Printing and postage	13,954
Registration fees	66,687
Miscellaneous	15,667
Total expenses	$333,927
Deduct —
Allocation of expenses to affiliates	$247,834
Total expense reductions	$247,834

Net expenses	$86,093

Net investment income	$168,086

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $259)	$88,523
Investment transactions allocated from affiliated investment	1
Foreign currency transactions	(11,021)
Net realized gain	$77,503
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $61)	$783,934
Foreign currency	(192)
Net change in unrealized appreciation (depreciation)	$783,742

Net realized and unrealized gain	$861,245

Net increase in net assets from operations	$1,029,331

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended August 31, 2014(1)
From operations —
Net investment income	$168,086
Net realized gain from investment and foreign currency transactions	77,503
Net change in unrealized appreciation (depreciation) from investments and foreign currency	783,742
Net increase in net assets from operations	$1,029,331
Distributions to shareholders —
From net investment income
Investor Class	$(26)
Institutional Class	(17,582)
Total distributions to shareholders	$(17,608)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$120,150
Institutional Class	10,111,517
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	26
Institutional Class	17,582
Cost of shares redeemed
Investor Class	(31,498)
Institutional Class	(122,330)
Net increase in net assets from Fund share transactions	$10,095,447

Net increase in net assets	$11,107,170

Net Assets
At beginning of period	$—
At end of period	$11,107,170

Accumulated undistributed net investment income included in net assets
At end of period	$141,534

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Financial Highlights

	Investor Class
	Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.184
Net realized and unrealized gain	0.809

Total income from operations	$0.993

Less Distributions
From net investment income	$(0.013)

Total distributions	$(0.013)

Net asset value — End of period	$10.980

Total Return(3)	9.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)
Net investment income	1.93	%(6)
Portfolio Turnover	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.59% of average daily net assets for the period ended August 31, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

20	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Financial Highlights — continued

	Institutional Class
	Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.167
Net realized and unrealized gain	0.851

Total income from operations	$1.018

Less Distributions
From net investment income	$(0.018)

Total distributions	$(0.018)

Net asset value — End of period	$11.000

Total Return(3)	10.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,010
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90	%(6)
Net investment income	1.76	%(6)
Portfolio Turnover	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.59% of average daily net assets for the period ended August 31, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

21	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 25, 2013. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

22

Parametric Emerging Markets Core Fund

August 31, 2014

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of August 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended August 31, 2014 was as follows:

Period Ended August 31, 2014

Distributions declared from:
Ordinary income	$17,608

During the period ended August 31, 2014, accumulated net realized gain was increased by $11,316, accumulated undistributed net investment income was decreased by $8,944 and paid-in capital was decreased by $2,372 due to differences between book and tax accounting, primarily for foreign capital gains taxes, non-deductible expenses, investments in partnerships and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

23

Parametric Emerging Markets Core Fund

August 31, 2014

Notes to Financial Statements — continued

As of August 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$245,103
Net unrealized appreciation	$768,992

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, investments in passive foreign investment companies and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended August 31, 2014, the investment adviser and administration fee amounted to $71,604 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after May 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $247,834 in total of the Fund’s operating expenses for the period ended August 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended August 31, 2014, EVM earned $24 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended August 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended August 31, 2014 amounted to $124 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,277,094 and $1,091,485, respectively, for the period ended August 31, 2014.

24

Parametric Emerging Markets Core Fund

August 31, 2014

Notes to Financial Statements — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Period Ended August 31, 2014(1)

Sales	11,925
Issued to shareholders electing to receive payments of distributions in Fund shares	3
Redemptions	(3,093)

Net increase	8,835

Institutional Class	Period Ended August 31, 2014(1)

Sales	1,010,453
Issued to shareholders electing to receive payments of distributions in Fund shares	1,779
Redemptions	(11,422)

Net increase	1,000,810

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

At August 31, 2014, EVM owned 99.1% of the value of the outstanding shares of the Fund.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,323,005

Gross unrealized appreciation	$1,299,261
Gross unrealized depreciation	(530,016)

Net unrealized appreciation	$769,245

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

25

Parametric Emerging Markets Core Fund

August 31, 2014

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$196,222	$4,315,462		$4,669	$4,516,353
Emerging Europe	173,260	1,816,389		—	1,989,649
Latin America	2,505,265	—		—	2,505,265
Middle East/Africa	10,744	1,358,399		—	1,369,143

Total Common Stocks	$2,885,491	$7,490,250	*	$4,669	$10,380,410

Equity-Linked Securities	$—	$678,257		$—	$678,257
Rights	15	—		—	15
Warrants	0	—		—	0
Short-Term Investments	—	33,568		—	33,568

Total Investments	$2,885,506	$8,202,075		$4,669	$11,092,250

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

26

Parametric Emerging Markets Core Fund

August 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Core Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Core Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of August 31, 2014, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from the start of business, September 25, 2013, to August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Core Fund as of August 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, September 25, 2013, to August 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 16, 2014

27

Parametric Emerging Markets Core Fund

August 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal period ended August 31, 2014, the Fund designates approximately $168,691 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal period ended August 31, 2014, the Fund paid foreign taxes of $28,920 and recognized foreign source income of $282,946.

28

Parametric Emerging Markets Core Fund

August 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	1,003,300	0
Cynthia E. Frost	1,003,300	0
George J. Gorman	1,003,300	0
Valerie A. Mosley	1,003,300	0
Harriett Tee Taggart	1,003,300	0

(1)	Excludes fractional shares.

29

Parametric Emerging Markets Core Fund

August 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

30

Parametric Emerging Markets Core Fund

August 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

31

Parametric Emerging Markets Core Fund

August 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16103 8.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Emerging Markets Core Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 37 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the registrant for the initial fiscal period from the commencement of operations on September 25, 2013 to August 31, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Core Fund

Fiscal Period Ended*	8/31/14
Audit Fees	$47,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$15,655
All Other Fees(3)	$0

Total	$62,705

*	Fund changed its fiscal-year end from January 31 to August 31. Accordingly, the table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 25, 2013 (commencement of operations) to August 31, 2014.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, August 31, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/12	10/31/12	12/31/12	1/31/13	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14
Audit Fees	$109,600	$524,630	$88,479	$116,530	$117,400	$556,530	$93,320	$125,080	$47,050
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$28,740	$281,940	$55,380	$55,490	$29,970	$299,460	$57,050	$40,790	$15,655
All Other Fees(3)	$620	$0	$0	$0	$0	$0	$0	$0	$0

Total	$138,960	$806,570	$143,859	$172,020	$147,370	$855,990	$150,370	$165,870	$62,705

*	Information is not presented for fiscal years ended 2/28/13, 2/28/14, and 8/31/13, as no Series in the Trust with such fiscal year ends was in operation during such periods.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/12	10/31/12	12/31/12	1/31/13	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14
Registrant(1)	$29,360	$281,940	$55,380	$55,490	$29,970	$299,460	$57,050	$40,790	$15,655
Eaton Vance(2)	$606,619	$566,619	$615,489	$544,549	$369,820	$526,385	$409,385	$370,325	$256,315

*	Information is not presented for fiscal years ended 2/28/13, 2/28/14, and 8/31/13, as no Series in the Trust with such fiscal year ends was in operation during such periods.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: October 9, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 9, 2014